UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

         Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      AllianceBernstein Global Strategic Income Trust, Inc.
      1345 Avenue of the Americas
      New York, NY 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number:

      811-07391

      Securities Act File Number:

      033-63797

4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's
      fiscal year). (See Instruction A.2)                             [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be
      filing this Form.                                               [ ]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section
            24(f):                                               $53,130,999
                                                                  ----------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                  $75,586,676
                                                                  ----------

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                           $53,494,261
                                                                  ----------

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                   $129,080,937
                                                                  -----------

      (v)   Net sales - if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:          $-0-
                                                                  ----------

      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               ($75,949,938)
                                                                  ----------

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                    x.0000809
                                                                  ----------

      (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):          =$-0-
                                                                  ==========

6.    Prepaid Shares

            If the response to item 5(i) was determined by
      deducting an amount of securities that were registered
      under the Securities Act of 1933 pursuant to rule
      24e-2 as in effect before October 11, 1997, then
      report the amount of securities (number of shares or
      other units) deducted here: -0-. If there is a number
      of shares or other units that were registered pursuant
      to rule 24e-2 remaining unsold at the end of the
      fiscal year for which this form is filed that are
      available for use by the issuer in future fiscal
      years, then state that number here:                         -0-
                                                                  ----------

7.    Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (see
      Instruction D):                                           +$-0-
                                                                  ----------

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:              =$-0-
                                                                  ==========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      January 22, 2004

      Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Andrew Gangolf
                               -------------------------
                                   Andrew Gangolf
                                   Assistant Secretary

Date:  January 22, 2004


*Please print the name and title of the signing officer below the signature.


00250.0223 #457310